1. GENERAL INFORMATION (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Oi movel [member]
GeneralInformationLineItems [Line Items]
Company	Oi Móvel
Core business	Mobile telephony – Regions I, II, and III
Home country	Brazil
Oi movel [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Brasil Telecom Comunicacao Multimidia S.A. ("BrT Multimidia") [member]
GeneralInformationLineItems [Line Items]
Company	Brasil Telecom Comunicação Multimídia S.A. (“BrT Multimídia”)
Core business	Telecommunications in general
Home country	Brazil
Brasil Telecom Comunicacao Multimidia S.A. ("BrT Multimidia") [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Drammen RJ Infraestrutura e Redes de Telecomunicacoes S.A. [member]
GeneralInformationLineItems [Line Items]
Company	Drammen RJ Infraestrutura e Redes de Telecomunicações S.A.
Core business	Infrastructure maintenance and leasing services and provision of telecommunications services
Home country	Brazil
Drammen RJ Infraestrutura e Redes de Telecomunicacoes S.A. [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership interest in associate	48.37%
Drammen RJ Infraestrutura e Redes de Telecomunicacoes S.A. [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership interest in associate	51.63%